Accounts Receivable	12 Months Ended
Dec. 31, 2023
Accounts Receivable [Abstract]
ACCOUNTS RECEIVABLE

NOTE 5 – ACCOUNTS RECEIVABLE

At December 31, 2023 and 2022, accounts receivable consisted of the following:

	December 31,	December 31,
	2023	2022
Accounts receivable	$25,182,891	$28,383,755
Less: allowance for expected credit losses	(21,833,387)	(21,100,189)
	$3,349,504	$7,283,566

During the years ended December 31, 2023, 2022 and 2021, allowance for expected credit losses (recovery) amounted to $1,081,695, $(1,167,837) and $235,464 respectively and was recorded in general and administrative expenses.